Earnings Per Share	9 Months Ended
Jul. 31, 2019
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Earnings Per Share

Note 11: Earnings Per Share

Basic earnings per share is calculated by dividing net income attributable to equity holders of the bank, after deducting dividends on preferred shares and distributions on other equity instruments, by the daily average number of fully paid common shares outstanding throughout the period.

Diluted earnings per share is calculated in the same manner, with further adjustments made to reflect the dilutive impact of instruments convertible into our common shares.

The following tables present our basic and diluted earnings per share:

Basic Earnings Per Common Share

(Canadian $ in millions, except as noted)	For the three months ended		For the nine months ended
	July 31, 2019	July 31, 2018	July 31, 2019	July 31, 2018
Net income attributable to equity holders of the bank	1,557	1,537	4,564	3,756
Dividends on preferred shares and distributions on other equity instruments	(59)	(50)	(159)	(141)
Net income available to common shareholders	1,498	1,487	4,405	3,615
Weighted-average number of common shares outstanding (in thousands)	638,900	640,400	638,803	643,937
Basic earnings per common share (Canadian $)	2.34	2.32	6.90	5.61
Diluted Earnings Per Common Share
Net income available to common shareholders adjusted for impact of dilutive instruments	1,498	1,487	4,405	3,615
Weighted-average number of common shares outstanding (in thousands)	638,900	640,400	638,803	643,937
Effect of dilutive instruments
Stock options potentially exercisable (1)	5,734	5,925	5,697	5,560
Common shares potentially repurchased	(4,184)	(3,970)	(4,137)	(3,549)
Weighted-average number of diluted common shares outstanding (in thousands)	640,450	642,355	640,363	645,948
Diluted earnings per common share (Canadian $)	2.34	2.31	6.88	5.60

(1)

In computing diluted earnings per share we excluded average stock options outstanding of 687,059 and 908,194 with a weighted-average exercise price of $104.14 and $102.98, respectively, for the three and nine months ended July 31, 2019 (1,007,064 and 1,612,662 with a weighted-average exercise price of $132.86 and $120.44, respectively, for the three and nine months ended July 31, 2018) as the average share price for the period did not exceed the exercise price.